Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable Non Controlling Interests
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Balance as of January 1	—	773,706	790,229	113,817
Acquisition of Aipu Group (Note 4)	748,040	—	—	—
Current profit (loss)	17,816	24,373	(300,714)	(43,312)
Increase (decrease) in accretion of redeemable noncontrolling interests	7,850	(7,850)	210,485	30,316

Balance as of December 31	773,706	790,229	700,000	100,821